FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Favourable Change in Profit (loss)	$ (2,893)	$ (2,587)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Adverse Change in Profit (loss)	2,893	2,587
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	(94)	(379)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	94	379
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Profit (loss)	(139)	(721)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Profit (loss)	139	721
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	(107)	(721)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	107	721
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Favourable Change in Profit (loss)	(2,615)	(433)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Adverse Change in Profit (loss)	2,615	433
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	(320)	(22)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	$ 320	$ 22